CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)								1 Months Ended						3 Months Ended		12 Months Ended
	Aug. 04, 2020	Jul. 06, 2020	Mar. 04, 2020	Oct. 11, 2019	Jul. 03, 2019	May 15, 2019	Feb. 06, 2019	Oct. 22, 2020	Feb. 20, 2020	Nov. 21, 2019	Jun. 26, 2019	Apr. 18, 2019	Mar. 21, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jan. 31, 2020	Oct. 31, 2019	Aug. 31, 2019
Proceeds from notes payable														$ 319,000	$ 247,000	$ 534,000	$ 500,945
Amortization of debt discount														91,007	$ 282,390	585,091	180,172
Accrued interest														175				$ 4,031
Principal amount														32,000				63,000
Derivative liability														102,003
debt discount														56,590		88,449	342,353
February 4, 2022 [Member]
Amortization of debt discount														14,530
Derivative liability														112,204
debt discount														$ 139,943
Interest rate														0.06%
Conversion price														0.70%
December 2, 2019 [Member]
Amortization of debt discount																17,960
Accrued interest																3,052
Derivative liability														$ 66,000		32,129
JSJ Investments Inc [Member]
Principal amount		$ 77,000
Derivative liability		$ 42,617												33,581
Maturity date		Jul. 06, 2021
Interest rate	0.08%
Conversion price, description		The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion
Debt discount		$ 44,617												10,512
Convertible Notes Payable [Member] | St. George Investments LLC [Member]
Principal amount											$ 500,000					13,308
Derivative liability											239,773
debt discount											$ 239,773					0	$ 234,671
Maturity date											Jun. 26, 2020
Terms of conversion feature											5%
Conversion price, description											The conversion price is 80% of the average of the three lowest closing prices of the Company’s common stock during the twenty trading days preceding the date of conversion.
Accrued interest, debt amount converted into common stock																7,838
Repayment of accrued interest																1,160
Debt Amount Converted Into Common Stock																369,692
Convertible Notes Payable [Member] | Jefferson Strret Capital LLC [Member]
Accrued interest																1,540
Principal amount						$ 38,500										38,500
Derivative liability						15,597
debt discount						$ 20,097
Maturity date						Feb. 15, 2020
Interest rate						8.00%
Terms of conversion feature						Jefferson has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description						The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Conversion fees																2,000
Convertible Notes Payable [Member] | Armada and Geneva [Member]
Accrued interest				$ 3,003
Principal amount				$ 63,000
Terms of conversion feature				Armada assumed the right beginning on the date that is 170 days following April 18, 2019, the date of the original note, to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description				The conversion price of the fourth Armada convertible note is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion
Second Convertible Promissory Notes [Member] | BHP Capital NY, Inc. [Member]
Principal amount						$ 38,500										38,500
Derivative liability						15,597
debt discount						$ 20,097
Maturity date			Mar. 04, 2021			Feb. 15, 2020
Interest rate						8.00%
Terms of conversion feature						BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description						The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Conversion fees																1,000
Original issue discount						$ 2,500
Interest, converted																1,933
Seventh Convertible Promissory Note [Member] | Armada [Member]
Accrued interest														3,107		2,276
Principal amount														56,000
Derivative liability			$ 33,408											13,213		41,517
Maturity date			Mar. 04, 2021
Interest rate			0.08%
Terms of conversion feature			Armada has the right beginning on the date that is 181 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description			The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion
Original issue discount			$ 8,000
Conversion of fees into common stock														1,000
Debt discount			41,408											38,504		13,387
Sixth Convertible Promissory Note [Member] | BHP [Member]
Amortization of debt discount														16,313
Accrued interest														2,785		1,565
Principal amount			60,500
Derivative liability			$ 22,854											23,595		26,425
Maturity date			Mar. 04, 2021
Interest rate			0.08%
Terms of conversion feature			BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock
Conversion price, description			The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion
Original issue discount			$ 5,500
Debt discount			$ 28,354													9,166
Sixth Convertible Promissory Note [Member] | Amanda [Member]
Amortization of debt discount																6,423
Accrued interest														1,109		1,070
Principal amount										$ 22,000				22,000
Derivative liability										$ 8,090						10,774
Maturity date										Nov. 21, 2020
Interest rate										0.08%
Terms of conversion feature										Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock
Original issue discount										$ 2,000
Conversion of fees into common stock														500
Debt discount										$ 10,590						6,423
Conversions price, description										The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion
Fifth Convertible Promissory Note [Member] | BHP [Member]
Amortization of debt discount														32,967		19,366
Accrued interest														4,073		2,393
Principal amount									$ 83,333
Derivative liability									$ 30,674					36,140		39,965
Maturity date									Nov. 20, 2020
Interest rate									0.08%
Terms of conversion feature									BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock
Conversion price, description									The conversion price is 70% of the average of the three lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion
Original issue discount									$ 8,333
Debt discount									$ 40,507
Geneva [Member] | Fourth Convertible Note Payable [Member]
Accrued interest																3,460		4,030
Principal amount												$ 63,000				63,000
Derivative liability												23,988
debt discount												$ 26,988
Maturity date			Mar. 04, 2021									Apr. 18, 2020
Interest rate												10.00%
Terms of conversion feature												Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description												The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Geneva [Member] | Second Convertible Promissory Note [Member]
Accrued interest																			$ 3,900	$ 2,150
Principal amount							$ 43,000						$ 78,000						$ 78,000	$ 43,000
Derivative liability													30,496
debt discount							$ 19,128						$ 33,496
Maturity date							Feb. 06, 2020						Mar. 21, 2020
Interest rate							10.00%						10.00%
Terms of conversion feature							Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.						Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description													The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Armada Note [Member] | Third Convertible Promissory Note [Member]
Accrued interest																9,572
Principal amount					$ 137,500											137,500
Derivative liability					59,573
debt discount					$ 73,753
Maturity date					Jul. 03, 2020
Interest rate					8.00%
Terms of conversion feature					Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Original issue discount					$ 12,500
Conversion of fees into common stock																2,000
Armada Note [Member] | Second Convertible Promissory Note [Member]
Accrued interest																3,460
Principal amount						38,500										38,500		$ 63,000
Derivative liability						15,598
debt discount						$ 20,098
Interest rate						8.00%
Terms of conversion feature						Geneva has the right beginning on the date that is 170 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description						The conversion price is 70% of the average of the three lowest trading prices of the Company’s common stock during the ten trading days ending on the latest complete trading day prior to the date of conversion.
Fourth Convertible Promissory Note [Member] | BHP [Member] | December 2, 2019 [Member]
Accrued interest														3,467
Principal amount														66,000		66,000
Derivative liability														$ 24,153		$ 24,153
Maturity date														Dec. 02, 2020		Dec. 02, 2020
Interest rate														0.08%		8.00%
Terms of conversion feature														BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock		BHP has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description																The conversion price is 70% of the average of the five lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.
Original issue discount														$ 6,000		$ 6,000
Conversion of fees into common stock														1,000
Debt discount and premium														31,153		31,153
Fourth Armada Note [Member] | Fifth Convertible Promissory Note [Member] | November 1, 2019 [Member]
Principal amount														20,000		20,000
Fourth Armada Note [Member] | Fifth Convertible Promissory Note [Member] | November 1, 2020 [Member]
Amortization of debt discount																5,343
Accrued interest														1,184		1,061
Principal amount														$ 20,000
Derivative liability																$ 10,855
Interest rate														0.08%		8.00%
Terms of conversion feature																Armada has the right beginning on the date that is 31 days following the date of the note to convert principal and accrued interest into shares of the Company’s common stock.
Conversion price, description														The conversion price is 70% of the average of the five lowest trading prices (lowest bid prices) of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of conversion.		The conversion price is 70% of the average of the five lowest trading prices of the Company’s common stock during the fifteen trading days ending on the latest complete trading day prior to the date of
Conversion of fees into common stock														$ 500
Debt discount														$ 8,082		$ 8,082
Securities Purchase Agreement with Eagle Equities, LLC [Member]
Interest rate	0.08%													0.06%
Aggregate purchase price	$ 1,000,000
Purchase Agreement description	Eagle has retained the right to purchase the unfunded balance of the Note through February 4, 2022, provided that each purchase must be in an amount of not less than $108,696 ($100,000 after the OID).
Second Tranche [Member]
Proceeds from notes payable								$ 250,000
Long-Term Convertible Note [Member] | Second Tranche [Member]
Amount recevaviable under second tranche	$ 271,739
Long-Term Convertible Note [Member] | First Tranche [Member]
Proceeds from notes payable	250,000
Principal amount	1,086,957
Amount recevaviable under second tranche	$ 271,739